Major Customer And Geographic Information	12 Months Ended
Dec. 31, 2019
Major Customer And Geographic Information [Abstract]
Major Customer And Geographic Information	MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

The Company operates in one reportable segment (see Note 1 for a brief description of the Company’s business).

A.	REVENUES ARE ATTRIBUTED TO GEOGRAPHIC AREAS BASED ON LOCATION OF THE END CUSTOMERS AS FOLLOWS:

	Year ended December 31,
	2019	2018	2017
North America	$1,260,487	$979,165	$827,608
Asia-Pacific	1,029,635	791,821	670,490
Israel	1,064,789	740,232	741,873
Europe	853,656	737,051	763,963
Latin America	158,059	192,406	193,369
Other	141,774	243,009	180,522
	$4,508,400	$3,683,684	$3,377,825

B.	REVENUES ARE GENERATED BY THE FOLLOWING AREAS OF OPERATIONS:

	Year ended December 31,
	2019	2018	2017
Airborne systems	$1,617,243	$1,470,082	$1,272,075
C4ISR systems	1,161,480	1,130,092	1,144,789
Land systems	1,228,348	649,141	503,878
Electro-optic systems	374,359	333,855	341,215
Other (*)	126,970	100,514	115,868
	$4,508,400	$3,683,684	$3,377,825

(*)    Mainly non-defense engineering and production services.

C.	MAJOR CUSTOMER DATA AS A PERCENTAGE OF TOTAL REVENUES:

	Year ended December 31,
	2019	2018	2017
IMOD	15%	13%	19%

D.	LONG-LIVED ASSETS BY GEOGRAPHIC AREAS:

	Year ended December 31,
	2019	2018	2017
Israel	$1,621,653	$1,541,195	$922,367
U.S.	501,985	245,865	147,255
Other	278,834	161,481	178,497
	$2,402,472	$1,948,541	$1,248,119